Financing arrangements (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Carrying values and the fixed contractual coupon rates of long-term borrowings
The carrying values and the fixed contractual coupon rates of our long-term borrowings were as follows (in millions):

	December 31,
	2015	2014
2.30% notes due 2016 (2.30% 2016 Notes)	$750	$750
2.50% notes due 2016 (2.50% 2016 Notes)	1,000	1,000
2.125% notes due 2017 (2.125% 2017 Notes)	1,250	1,250
Floating Rate Notes due 2017	600	600
1.25% notes due 2017 (1.25% 2017 Notes)	850	850
5.85% notes due 2017 (5.85% 2017 Notes)	1,100	1,100
6.15% notes due 2018 (6.15% 2018 Notes)	500	500
Term Loan due 2018	1,975	4,375
4.375% euro-denominated notes due 2018 (4.375% 2018 euro Notes)	599	670
5.70% notes due 2019 (5.70% 2019 Notes)	1,000	1,000
Floating Rate Notes due 2019	250	250
2.20% notes due 2019 (2.20% 2019 Notes)	1,400	1,400
2.125% euro-denominated notes due 2019 (2.125% 2019 euro Notes)	733	817
4.50% notes due 2020 (4.50% 2020 Notes)	300	300
2.125% notes due 2020 (2.125% 2020 Notes)	750	—
3.45% notes due 2020 (3.45% 2020 Notes)	900	900
4.10% notes due 2021 (4.10% 2021 Notes)	1,000	1,000
3.875% notes due 2021 (3.875% 2021 Notes)	1,750	1,750
2.70% notes due 2022 (2.70% 2022 Notes)	500	—
3.625% notes due 2022 (3.625% 2022 Notes)	750	750
3.625% notes due 2024 (3.625% 2024 Notes)	1,400	1,400
3.125% notes due 2025 (3.125% 2025 Notes)	1,000	—
5.50% pound-sterling-denominated notes due 2026 (5.50% 2026 pound sterling Notes)	700	740
4.00% pound-sterling-denominated notes due 2029 (4.00% 2029 pound sterling Notes)	1,032	1,090
6.375% notes due 2037 (6.375% 2037 Notes)	900	900
6.90% notes due 2038 (6.90% 2038 Notes)	500	500
6.40% notes due 2039 (6.40% 2039 Notes)	1,000	1,000
5.75% notes due 2040 (5.75% 2040 Notes)	700	700
4.95% notes due 2041 (4.95% 2041 Notes)	600	600
5.15% notes due 2041 (5.15% 2041 Notes)	2,250	2,250
5.65% notes due 2042 (5.65% 2042 Notes)	1,250	1,250
5.375% notes due 2043 (5.375% 2043 Notes)	1,000	1,000
4.40% notes due 2045 (4.40% 2045 Notes)	1,250	—
Other notes	100	100
Unamortized bond discounts and issuance costs	(210)	(204)
Total carrying value of debt	31,429	30,588
Less current portion	(2,247)	(498)
Total noncurrent debt	$29,182	$30,090

Schedule of interest rate derivatives
The effective interest rates on these notes after giving effect to the related interest rate swap contracts and the related notional amounts of the contracts were as follows as of December 31, 2015 (dollar amounts in millions):

Notes	Effective interest rate	Notional amount
1.25% 2017 Notes	LIBOR + 0.4%	$850
2.20% 2019 Notes	LIBOR + 0.6%	1,400
3.45% 2020 Notes	LIBOR + 1.1%	900
4.10% 2021 Notes	LIBOR + 1.7%	1,000
3.875% 2021 Notes	LIBOR + 2.0%	1,750
3.625% 2022 Notes	LIBOR + 1.6%	750
		$6,650

Aggregate contractual maturities of long-term debt obligations
The aggregate contractual maturities of all long-term debt obligations due subsequent to December 31, 2015, are as follows (in millions):

Maturity date	Amount
2016	$2,250
2017	4,300
2018	2,075
2019	3,383
2020	1,950
Thereafter	17,682
Total	$31,640